Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Buffalo Funds

Supplement dated October 13, 2015
to the
Prospectus dated July 29, 2015

Effective immediately, the following disclosures are hereby revised to read as follows:

Page 47 – “Management – Investment Advisor”

INVESTMENT ADVISOR

Kornitzer Capital Management, Inc. is the manager and investment advisor for each of the Buffalo Funds.  KCM is responsible for overseeing and implementing each Fund’s investment program and managing the day-to-day investment activity and operations of each Fund.  KCM was founded in 1989.  In addition to managing and advising the Buffalo Funds, KCM provides investment advisory services to a broad variety of individual, corporate and other institutional clients.  As of June 30, 2015, KCM managed approximately $9.9 billion in assets for mutual funds, corporations, pensions and individuals.  As manager, KCM provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds.  This includes: investment management and supervision; transfer agent and accounting services; a portion of foreign custody fees (if applicable); fees for domestic custody services; independent auditor and legal counsel costs; fees and expenses of officers, trustees and other personnel (except as noted below); rent; shareholder services; and other items incidental to corporate administration.  KCM is located at 5420 West 61st Place, Shawnee Mission, Kansas 66205.

Under the respective Management Agreement between the Trust, on behalf of each Fund, and KCM, as compensation for KCM's services each Fund pays KCM a fee each month at an annual rate of each Fund’s average daily net assets as indicated below in the “Contractual Advisory Fee” column.  For the fiscal year ended March 31, 2015, KCM received an advisory fee at an annual rate of each Fund’s average daily net assets as indicated below in the “Advisory Fee Received” column.

	Contractual Advisory Fee	Advisory Fee Received
Name of Fund
Buffalo Discovery Fund	1.00%	1.00%
Buffalo Dividend Focus Fund	0.90%	0.90%
Buffalo Emerging Opportunities Fund	1.45%	1.45%
Buffalo Flexible Income Fund	1.00%	1.00%
Buffalo Growth Fund	0.90%	0.90%
Buffalo High Yield Fund	1.00%	1.00%
Buffalo International Fund	1.00%	1.00%
Buffalo Large Cap Fund	0.90%	0.90%
Buffalo Mid Cap Fund	1.00%	1.00%
Buffalo Small Cap Fund	1.00%	1.00%

Please retain this supplement with your Prospectus.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Buffalo Funds (the “Trust”)

Supplement dated October 13, 2015
to the
Statement of Additional Information (“SAI”) dated July 29, 2015

At a special meeting of shareholders of the Trust on October 2, 2015, shareholders elected the Board of Trustees, including three nominees, Rachel F. Lupardus, Hans H. Miller, and Jeffrey D. Yowell, and four incumbent Trustees, Clay E. Brethour, J. Gary Gradinger, Philip J. Kennedy, and Joseph C. Neuberger.

The following disclosures in the section of the Funds’ SAI entitled “Management of the Funds – Board of Trustees” are hereby revised to reflect the appointment of Ms. Lupardus, Mr. Miller and Mr. Yowell as Independent Trustees:

Board Leadership Structure

The Board of Trustees is currently comprised of five Independent Trustees – Mr. J. Gary Gradinger, Mr. Philip J. Kennedy, Ms. Rachel F. Lupardus, Mr. Hans H. Miller, and Mr. Jeffrey D. Yowell – and two Interested Trustees – Mr. Joseph C. Neuberger and Mr. Clay E. Brethour.  The Trust’s Chairman, Mr. Neuberger, is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to the Funds.  Mr. Neuberger also serves as the Executive Vice President of the Funds’ administrator, fund accountant and transfer agent.  Mr. Brethour is an interested person of the Trust by the virtue of his employment by the Advisor.  The Trust has not appointed a lead Independent Trustee.

The Board of Trustees has established three standing committees – the Audit Committee, the Nominating Committee and the Valuation Committee.  All Independent Trustees are members of the Audit Committee and the Nominating Committee.  Inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.  In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.

Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below.  The Board of Trustees reviews its leadership structure regularly.  The Board of Trustees believes that its leadership structure is appropriate and effective in light of the size of the Trust, the nature of its business and industry practices.

The Board of Trustees’ role is one of oversight rather than day-to-day management of the Funds.  The Trust’s Audit Committee assists with this oversight function.  The Board of Trustees’ oversight extends to the Trust’s risk management processes.  Those processes are overseen by Trust officers, including the President and Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Advisor reports to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Trust as a whole.  The Advisor reports to the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.

The Board of Trustees has appointed the CCO who reports directly to the Board of Trustees and who participates in the Board of Trustees’ regular meetings.  In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures.  The CCO regularly discusses risk issues affecting the Trust and the Funds during Board of Trustee meetings.  The CCO also provides updates to the Board of Trustees on the operation of the Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event any material risk issues arise in between Board meetings.

The Trust is governed by the Board of Trustees which is responsible for protecting the interests of Fund shareholders under the laws of Delaware.  The Trustees are experienced business persons, who meet throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review Fund performance.  The officers of the Trust are responsible for supervising the Funds’ business operations, but the Funds are managed by the Advisor, subject to the supervision and control of the Board of Trustees.

Trustees and Officers

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
INTERESTED TRUSTEES(1)
Joseph C. Neuberger (53) 615 East Michigan Street, Milwaukee, WI 53202	Trustee Chairman	Indefinite term and served since May 2003. One year term and served since May 2003.	Executive Vice President, U.S. Bancorp Fund Services, LLC 1994 – present.	10	Trustee, USA MUTUALS (an open-end investment company with three portfolios); Trustee, Trust for Professional Managers (an open-end investment company with thirty-eight portfolios)
Clay E. Brethour (46) 5420 West 61st Place Shawnee Mission, KS 66205	Trustee President and Treasurer	Indefinite term and served since August 2013 One year term and served since September 2014.	Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 2000 – present.	10	None
NON-INTERESTED TRUSTEES
J. Gary Gradinger (72) 5420 West 61st Place Shawnee Mission, KS 66205	Trustee	Indefinite term and served since February 2001.	Chairman and Chief Executive Officer, Golden Star Inc. (manufacturer of textile cleaning products) 1969 – present.	10	Formerly, Director, MGP Ingredients, Inc. (a food ingredients company) (2005 - 2014)

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Philip J. Kennedy (70) 5420 West 61st Place Shawnee Mission, KS 66205	Trustee	Indefinite term and served since May 1995.	Business Consultant and C.P.A. Finance and Accounting Professor, Penn State Shenango (2001 – 2011).	10	None
Rachel F. Lupardus (43) 5420 West 61st Place Shawnee Mission, KS 66205	Trustee	Indefinite term and served since October 2015.	Chief Operating Officer/Chief Financial Officer, Trozzolo Communications Group (marketing communications agency), 2015 – present; Chief Financial Officer, Customer Engagement, KBM Group LLC (marketing services company) 2014 – 2015; Chief Financial Officer, DataCore Marketing, LLC (marketing services company), 2004 – 2013.	10	None
Hans H. Miller (62) 5420 West 61st Place Shawnee Mission, KS 66205	Trustee	Indefinite term and served since October 2015.	Strategic business advisor, 2008 – present; Senior Advisor and Managing Director, Banc of America Securities, 2005 – 2008; Senior Operating and Corporate Executive, The Hartford Financial Services Group, Inc. (insurance and investments), 1988 – 2004.	10
Hwa Hong Corporation Limited (real estate development holding company) 2005 – present; Protective Life Corporation (insurance holding company) (2009 – 2015); Tawa PLC (insurance holding company) 2011 – 2012.

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Jeffrey D. Yowell (48) 5420 West 61st Place Shawnee Mission, KS 66205	Trustee	Indefinite term and served since October 2015.	President and Owner, Getter Farms, LLC (agriculture and farm-related operations), 2007 – present; President, Strategic Services, KBM Group LLC (marketing services company), 2013; President and Chief Executive Officer, DataCore Marketing, LLC (marketing services company), 1992 – 2012.	10	None
OFFICERS
Fred Coats (50) 5420 West 61st Place Shawnee Mission, KS 66205	Chief Compliance Officer	Indefinite term and served since May 2015	Chief Compliance Officer, Kornitzer Capital Management, Inc. (management company) May 2015 – present; Private Practice Attorney May 1993 – present.	N/A	None
Edward L. Paz (44) 615 East Michigan Street Milwaukee, WI 53202	Secretary	One year term and served since May 2015	Vice President, U.S. Bancorp Fund Services, LLC 2007 – present.	N/A	N/A

(1)
Each of these Trustees may be deemed to be an “interested person” of the Funds as that term is defined in the 1940 Act.  Mr. Neuberger is an interested person of the trust by virtue of the fact that he is an interested person of Quasar Distributors LLC, the Funds’ principal underwriter.  Mr. Brethour is an interested trustee due to his employment by the Advisor.

Trustee Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.

Clay E. Brethour.  Mr. Brethour has served as a Trustee of the Trust since August 2013.  Mr. Brethour has served on the investment staff of the Advisor since 2000.  In addition, Mr. Brethour has served as co-portfolio manager for the Buffalo Discovery Fund since 2004, and for the Buffalo Growth Fund since 2007.  Mr. Brethour has served as an investment professional since 1992.  Through his employment experience, Mr. Brethour is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as a Trustee of the Trust since May 2003.  Mr. Neuberger has also served as a trustee of USA Mutuals since 2001 and as a trustee of Trust for Professional Managers since 2001.  Mr. Neuberger has served as Executive Vice President of U.S. Bancorp Fund Services, LLC, a multi-service line service provider to mutual funds, since 1994.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

J. Gary Gradinger.  Mr. Gradinger has served as a Trustee of the Trust since inception and serves as the Chair of the Nomination Committee.  He also serves as Chairman and Chief Executive Officer of Golden Star Inc., a manufacturer of textile cleaning products.  Through his board and employment experience, Mr. Gradinger is experienced with financial, accounting, regulatory and investment matters.

Philip J. Kennedy.  Mr. Kennedy has served as a Trustee of the Trust since inception, and serves as the Chair of the Audit Committee.  He is a C.P.A. and serves as a business consultant, since 1987.  In addition, Mr. Kennedy also served as Internship Coordinator and Instructor in the Department of Business Administration, Penn State Shenango, from 2001 to 2011.  Through his board and employment experience, Mr. Kennedy is experienced with financial, accounting, regulatory and investment matters.

Rachel F. Lupardus.  Ms. Lupardus has served as a Trustee of the Trust since October 2015.  Ms. Lupardus has been the Chief Operating Officer/Chief Financial Officer of Trozzolo Communications Group, a marketing communications agency, since March 2015.  Prior to that Ms. Lupardus served as the Chief Financial Officer of KBM Group LLC, Customer Engagement, from 2014 until March 2015 and as Chief Financial Officer of DataCore Marketing LLC, an entity that was acquired by KBM Group LLC in 2007, from 2004 to 2013.  Through her employment experience, Ms. Lupardus is experienced with financial, accounting, regulatory and investment matters.

Hans H. Miller. Mr. Miller has served as a Trustee of the Trust since October 2015.  From 1988 to 2004, Mr. Miller served as a senior operating and corporate executive at The Hartford Financial Services Group, Inc., a Fortune 100 insurance and investment group.  From 2005 to 2008 he served as a Senior Advisor and Managing Director of Bank of America Securities.  Mr. Miller has served on several public company boards for U.S., European, and Asian companies including positions as non-executive chairman, and chairman of audit/risk, compensation and investment committees.  He is a Fellow of the National Association of Corporate Directors and the Institute of Directors.  Through his employment experience and previous experience as a corporate director, Mr. Miller is experienced with financial, accounting, regulatory and investment matters.

Jeffrey D. Yowell.  Mr. Yowell has served as a Trustee of the Trust since October 2015.  He has been the President and owner of Getter Farms, LLC, an agriculture and farm operation since 2007.  Mr. Yowell was the owner, President and Chief Executive Officer of DataCore Marketing, LLC from 1992 – 2007.  KBM Group LLC purchased DataCore Marketing, LLC in 2007; however, Mr. Yowell continued to serve as President and CEO of DataCore until 2012.  Mr. Yowell served as President of KBM Group LLC in 2013.  KBM and DataCore Marketing, LLC, are both marketing services companies.  Through his employment experience, Mr. Yowell is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares

As of June 15, 2015, the Funds’ officers, and the Board as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

As of June 15, 2015, the Trustees had the following interests in the Buffalo Funds’ securities:

Name of Fund	Joseph C. Neuberger Interested Trustee	Clay E. Brethour Interested Trustee	J. Gary Gradinger Independent Trustee	Philip K. Kennedy Independent Trustee	Rachel F. Lupardus Independent Trustee	Hans H. Miller Independent Trustee	Jeffrey D. Yowell Independent Trustee

Buffalo Discovery Fund	$1 - $10,000	Above $100,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	None	$10,001 - $50,000

Buffalo Dividend Focus Fund	None	None	Above $100,000	Above $100,000	None	None	None

Buffalo Emerging Opportunities Fund	None	$10,001 - $50,000	$1 - $10,000	$1 - $10,000	None	None	$1 - $10,000

Buffalo Flexible Income Fund	Above $100,000	None	None	Above $100,000	$10,001 - $50,000	None	$10,001 - $50,000

Buffalo Growth Fund	None	Above $100,000	None	$1 - $10,000	$10,001 - $50,000	None	$1 - $10,000

Buffalo High Yield Fund	None	None	None	$1 - $10,000	None	None	None

Buffalo International Fund	None	None	$1 - $10,000	$10,001 - $50,000	None	None	Above $100,000

Buffalo Large Cap Fund	None	$1 - $10,000	None	$1 - $10,000	None	None	$10,001 - $50,000

Buffalo Mid Cap Fund	None	None	None	$10,001 - $50,000	$10,001 - $50,000	None	$10,001 - $50,000

Buffalo Small Cap Fund	$50,001 - $100,000	$10,001 - $50,000	$1 - $10,000	$50,001 - $100,000	None	None	$10,001 - $50,000

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)	Above $100,000	Above $100,000	Above $100,000	Above $100,000	$10,001 - $50,000	None	Above $100,000
(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Committees of the Board

Audit Committee

The Trust has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to each Fund’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent registered public accounting firm.  The Audit Committee is comprised of all of the Trust’s Independent Trustees, and Mr. Kennedy serves as the Chair of the Audit Committee.  The specific functions of the Audit Committee include recommending the engagement or retention of the independent registered public accounting firm, reviewing with the independent registered public accounting firm the plan and results of the auditing engagement, approving professional services provided by the independent registered public accounting firm prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent registered public accounting firm, reviewing the scope and results of the Trust’s procedures for internal auditing, and reviewing the Trust’s system of internal accounting controls.  The Audit Committee met twice during the Trust’s last fiscal year.

Nominating Committee

The Trust also has a Nominating Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) periodically review and approve Trustee compensation; and (iii) make recommendations to the full Board of Trustees for nominations for membership on all committees, review all committee assignments and periodically review the responsibilities and need for all committees of the Board of Trustees.  The Nominating Committee is comprised of all of the Trust’s Independent Trustees and Mr. Gradinger serves as the Chair of the Nominating Committee.

Valuation Committee

The Board of Trustees has appointed a Valuation Committee that is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board of Trustees is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board of Trustees.  The Valuation Committee meets as necessary when a market quotation for a portfolio security of a Fund is not readily available.  Currently, Mr. Brethour, Mr. Neuberger, Mr. William Kornitzer, CFA, co-portfolio manager of the Buffalo International Fund, Mr. Alexander Hancock, CFA, co-portfolio manager of the Buffalo High Yield Fund, and Mr. Eric McCormick, an assistant officer of the Funds, are members of the Valuation Committee.  The Valuation Committee met four times during the Trust’s last fiscal year.

Please retain this supplement with your SAI.